UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21186
Williams Capital Management Trust
(Exact name of registrant as specified in charter)
650 Fifth Avenue
New York, New York 10019

(Address of principal executive offices) (Zip code)
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: (614) 470-8000
Date of fiscal year end: October 31, 2006
Date of reporting period: October 31, 2006

Item 1. Reports to Stockholders.

Williams Capital
Liquid Assets Fund

A series of the Williams Capital Management Trust
October 31, 2006
Annual Report
Institutional Shares
Investment Adviser: Williams Capital Management, LLC

Table Of Contents

President’s Letter	1
Sector/Industry Allocation	2
Disclosure of Fund Expenses	3
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Quarterly Portfolio Schedule	18
Report of Independent Registered Public Accounting Firm	19
Trustees and Officers	20
A description of the policies and procedures that the Williams Capital Liquid Assets Fund (the “Fund”) uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-WCM-FUND or on the Securities and Exchange Commission’s website at http://www.sec.gov.
This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please call 1-866-WCM-FUND. Please read the prospectus carefully before investing.
The Fund is distributed by ALPS Distributors, Inc.
Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Williams Capital Management, LLC, any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. Although the Fund seeks to preserve the value of your investment at $ 1.00 per share, it is possible to lose money by investing in the fund. An investment in the Fund involves investment risk, including possible loss of principal.

SUPPLEMENT DATED DECEMBER 29, 2006
TO
ANNUAL REPORT DATED OCTOBER 31, 2006
     This supplement is being filed to correct certain information provided in the Williams Capital Liquid Assets Fund’s Annual Report dated October 31, 2006 (the “Annual Report”). The second paragraph under the Table of Contents is replaced with the following:
     This report is authorized for distribution to prospective investors only when preceded or accompanies by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus.
     This supplement should be read in conjunction with the Annual Report. This supplement solely relates to the disclosure on the Table of Contents and does not amend, supersede, or otherwise affect any other information contained in the Annual Report.

Williams Capital Liquid Assets Fund
President’s Letter
Dear Shareholder:
We greatly appreciate your investment in the Williams Capital Liquid Assets Fund (the “Fund”). With your help, during the Fund’s fiscal year, November 1, 2005, through October 31, 2006, assets grew 59% to $880 million.
The Fund’s Annual Report is contained in the following pages. We value our relationship and invite you to call us with any questions on our toll-free number, 866-WCM-FUND.
During the Fund’s fiscal year period, the Fed ended its two year string of 17 consecutive quarter-point increases in the Federal Funds rate, leaving the funds rate target unchanged at 5.25% since its August 8, 2006 meeting. The Fed paused in the wake of an environment of positive inflation data and stronger signs of weakness in the housing market. The first six months of 2006 was marked by a robust economy as the Fed continued its tightening policy. Market participants were largely in agreement with the Fed’s view that inflationary risks were still high, thus increases in the Fed Funds rate were largely priced into the market. Market consensus shifted considerably once the FOMC paused, as interpretations of the Fed’s intentions and economic data varied. This left some participants in an easing camp by year-end and others with a resumption of tightening by year-end.
Based on current economic data, we believe the Fed will hold rates steady through Q1 2007. In our view, the Fed is more inclined to tighten in response to inflation pressures than ease to help offset economic weakness.
We lowered the Fund portfolio’s variable rate exposure as the Fed’s pause appeared imminent and ended the fiscal year period with variable rate exposure of 35% down from 47% on November 1, 2005. In August and September, 2006, we found value in six-month paper after the Fed came to a pause in their tightening cycle. By our fiscal year end in October, 2006, the markets were pricing in a stronger probability of a Fed ease, so the majority of the Fund’s investments were kept inside of three months due to a lack of extension reward.
On behalf of Williams Capital, we extend our best wishes to you in the New Year. We look forward to growing with you and continuing to provide you with competitive yields and service. Thank you for your investment in the Williams Capital Liquid Assets Fund.

Regards,

Dail St. Claire
President & Co-Portfolio Manager

Williams Capital Liquid Assets Fund
Sector/industry Allocation
October 31, 2006
The following table represents the sector/industry allocation of the Fund as of October 31, 2006. Percentages are based on net assets.

Percentage of
Security Allocation	Net Assets
Asset Backed Commercial Paper	48.5%
Corporate Bonds & Notes	24.1%
Yankee Certificates of Deposit	9.4%
Master Notes & Promissory Notes	9.0%
Municipal Securities	4.4%
Other Commercial Paper	1.5%
Repurchase Agreements	1.2%
Other Short-Term Investments	1.1%
U.S. Government Agency Obligations	0.8%

Total	100.0%

Williams Capital Liquid Assets Fund
Disclosure of Fund Expenses
October 31, 2006
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 through October 31, 2006.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Williams Capital Liquid Assets Fund
Disclosure of Fund Expenses
October 31,2006 (Continued) (Unaudited)

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	5/1/06	10/31/06	5/1/06 – 10/31/06	5/1/06 – 10/31/06

Actual	$1,000.00	$1,025.70	$1.02	0.20%
Hypothetical	$1,000.00	$1,024.20	$1.02	0.20%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Williams Capital Liquid Assets Fund
Portfolio of Investments
October 31, 2006

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

ASSET BACKED COMMERCIAL PAPER (48.5%):
$13,000,000	Adirondack, 5.300%, 12/8/06 ††,†††	P-1/A-1+	$12,929,186
5,000,000	Adirondack, 5.330%, 12/12/06 ††,†††	P-1/A-1+	4,969,933
10,000,000	Adirondack, 5.330%, 12/15/06 ††,†††	P-1/A-1+	9,935,344
6,092,000	Apreco LLC, 5.350%, 11/15/06 ††,†††	P-1/A-1+	6,079,491
3,500,000	Arth Capital Corp., 5.290%, 11/7/06 ††,†††	P-1/A-1+	3,496,920
4,864,000	Arth Capital Corp., 5.340%, 11/8/06 ††,†††	P-1/A-1+	4,858,987
3,179,000	Arth Capital Corp., 5.380%, 11/14/06 ††,†††	P-1/A-1+	3,172,881
16,541,000	Arth Capital Corp., 5.380%, 11/27/06 ††,†††	P-1/A-1+	16,477,326
5,000,000	Arth Capital Corp., 5.370%, 12/4/06 ††,†††	P-1/A-1+	4,975,617
5,000,000	Arth Capital Corp., 5.370%, 12/8/06 ††,†††	P-1/A-1+	4,972,661
1,375,000	Atomium Funding, 5.330%, 01/12/07 ††,†††	P-1/A-1+	1,360,508
13,580,000	Barton Capital, 5.320%, 11/1/06 ††,†††	P-1/A-1+	13,580,000
5,000,000	Cedar Springs, 5.350%, 11/20/06 ††,†††	P-1/A-1+	4,986,067
11,315,000	Cedar Springs, 5.350%, 12/18/06 ††,†††	P-1/A-1+	11,237,058
7,313,000	Cedar Springs, 5.350%, 01/17/07 ††,†††	P-1/A-1+	7,230,412
3,000,000	Cedar Springs, 5.390%, 03/12/07 ††,†††	P-1/A-1+	2,942,688
6,153,000	Cedar Springs, 5.350%, 03/23/07 ††,†††	P-1/A-1+	6,026,310
4,386,000	Cedar Springs, 5.360%, 04/2/07 ††,†††	P-1/A-1+	4,289,147
2,430,000	Cobbler Funding, 5.300%, 11/10/06 ††,†††	P-1/A-1	2,426,780
707,000	Cobbler Funding, 5.360%, 11/28/06 ††,†††	P-1/A-1	704,190
4,116,000	Cobbler Funding, 5.330%, 12/15/06 ††,†††	P-1/A-1	4,089,488
16,000,000	Cobbler Funding, 5.340%, 12/26/06 ††,†††	P-1/A-1	15,871,178
10,158,000	Cobbler Funding, 5.350%, 01/29/07 ††,†††	P-1/A-1	10,025,404
6,000,000	Cobbler Funding, 5.380%, 03/12/07 ††,†††	P-1/A-1	5,884,938
12,000,000	Davenport, 5.320%, 12/11/06 ††,†††	P-1/A-1+	11,929,600
12,974,000	Davenport, 5.320%, 12/12/06 ††,†††	P-1/A-1+	12,895,983
15,300,000	Fox Trot Ltd., 5.300%, 11/17/06 ††,†††	P-1/A-1+	15,264,096
10,000,000	Fox Trot Ltd., 5.300%, 11/20/06 ††,†††	P-1/A-1+	9,972,133
10,000,000	Fox Trot Ltd., 5.350%, 01/10/07 ††,†††	P-1/A-1+	9,897,139
1,424,000	Gotham Funding, 5.330%, 12/26/06 ††,†††	P-1/A-1	1,412,557
5,696,000	Gotham Funding, 5.410%, 02/26/07 ††,†††	P-1/A-1	5,598,442
37,000,000	Keel Capital, Inc., 5.320%, 11/29/06 ††,†††	P-1/A-1+	36,847,477
3,200,000	Klio Funding Corp., 5.360%, 11/3/06 ††,†††	P-1/A-1+	3,199,060
5,000,000	Klio Funding Corp., 5.280%, 11/8/06 ††,†††	P-1/A-1+	4,994,876
3,000,000	Klio Funding Corp., 5.340%, 12/7/06 ††,†††	P-1/A-1+	2,984,190
4,036,000	McKinley Funding Ltd., 5.330%, 11/17/06 ††,†††	P-1/A-1+	4,026,529
5,000,000	McKinley Funding Ltd., 5.310%, 11/29/06 ††,†††	P-1/A-1+	4,979,467
10,000,000	McKinley Funding Ltd., 5.350%, 12/20/06 ††,†††	P-1/A-1+	9,928,133
5,000,000	McKinley Funding Ltd., 5.340%, 1/8/07 ††,†††	P-1/A-1+	4,950,133
2,608,000	McKinley Funding Ltd., 5.360%, 1/22/07 ††,†††	P-1/A-1+	2,576,575
5,350,000	Nieuw Amsterdam, 5.280%, 11/2/06 ††,†††	P-1/A-1	5,349,215
2,020,000	Nieuw Amsterdam, 5.300%, 11/7/06 ††,†††	P-1/A-1	2,018,216
3,264,000	Nieuw Amsterdam, 5.280%, 11/15/06 ††,†††	P-1/A-1	3,257,311
4,596,000	North Sea Funding, 5.360%, 12/1/06 ††,†††	P-1/A-1+	4,575,778
See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
October 31, 2006 (Continued)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

$800,000	North Sea Funding, 5.360%, 12/15/06††,†††	P-1/A-1+	$794,828
14,864,000	North Sea Funding, 5.420%, 2/16/07 ††,†††	P-1/A-1+	14,630,760
3,500,000	North Sea Funding, 5.350%, 3/26/07 ††,†††	P-1/A-1+	3,426,272
875,000	North Sea Funding, 5.370%, 04/5/07 ††,†††	P-1/A-1+	855,259
5,000,000	Sydney Capital, Inc., 5.460%, 11/2/06 ††,†††	P-1/A-1+	4,999,253
10,380,000	Sydney Capital, Inc., 5.370%, 11/13/06 ††,†††	P-1/A-1+	10,361,662
5,000,000	Sydney Capital, Inc., 5.320%, 1/3/07 ††,†††	P-1/A-1+	4,954,063
3,770,000	Sydney Capital, Inc., 5.320%, 1/5/07 ††,†††	P-1/A-1+	3,734,264
1,181,000	Sydney Capital, Inc., 5.340%, 1/12/07 ††,†††	P-1/A-1+	1,168,552
1,400,000	Sydney Capital, Inc., 5.340%, 1/16/07 ††,†††	P-1/A-1+	1,384,424
5,000,000	Sydney Capital, Inc., 5.290%, 11/10/07 ††,†††	P-1/A-1+	4,993,413
5,590,000	Victory Receivables, 5.280%, 11/10/06 ††,†††	P-1/A-1	5,582,635
3,883,000	Victory Receivables, 5.280%, 11/15/06 ††,†††	P-1/A-1	3,875,042
20,000,000	Von Karman Funding, 5.340%, 11/17/06 ††,†††	P-1/A-1+	19,952,532
2,835,000	Westpac Banking, 5.370%, 01/25/07 ††,†††	P-1/A-1+	2,799,791
7,000,000	Westpac Banking, 5.360%, 02/20/07 ††,†††	P-1/A-1+	6,887,119
4,911,000	White Pine, 5.320%, 11/20/06 ††,†††	P-1/A-1+	4,897,315
10,077,000	White Pine, 5.310%, 11/27/06 ††,†††	P-1/A-1+	10,038,624
2,686,000	White Pine, 5.330%, 11/30/06 ††,†††	P-1/A-1+	2,674,562

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $427,189,794)			427,189,794

CORPORATE BONDS & NOTES (24.1%):
	Banking & Financial Services (3.3%):
5,000,000	Alliance & Leicester PLC, 5.310%, 12/1/06 †,††	Aa3/A+	5,000,000
1,222,000	Bank of America Corp., 6.250%, 1/17/07	Aa2/AA-	1,224,586
3,400,000	Bayerische Landesbank, 6.625%, 6/25/07	Aaa/Aaa	3,419,015
4,000,000	JP Morgan Chase & Co., Inc., 6.875%, 01/15/07	A1/A	4,015,738
2,500,000	JP Morgan Chase & Co., Inc., 7.125%, 02/1/07	A1/A	2,511,263
1,998,000	JP Morgan Chase & Co., Inc., 7.250%, 6/1/07	A1/A	2,014,634
4,000,000	Landesbank Baden-Weurttemberg, 4.150%, 03/30/07	Aaa/Aaa	3,979,748
2,500,000	Wells Fargo & Co., 5.312%, 07/3/07 †	Aa1/AA-	2,500,000
4,000,000	Wells Fargo & Co., 5.373%, 08/3/07 †	Aa2/AAA	4,002,876
500,000	Wells Fargo & Co., 5.424%, 9/28/07 †	Aa1/AA-	500,365

			29,168,225

	Diversified Financial Services (9.2%):
7,750,000	American Express Credit Corp., 5.410%, 12/15/06 †	Aa3/A+	7,751,200
3,500,000	American Express Credit Corp., 5.421%, 05/4/07 †	Aa3/A+	3,501,320
2,000,000	American Express Credit Corp., 5.421%, 06/5/07 †	Aa3/A+	2,001,742
5,400,000	General Electric Capital Corp., 5.445%, 05/17/07 †	Aaa/AAA	5,404,853
1,000,000	General Electric Capital Corp., 5.445%, 06/8/07 †	Aaa/AAA	1,001,070
3,600,000	General Electric Capital Corp., 5.445%, 07/9/07 †	Aaa/AAA	3,600,000
$2,900,000	Goldman Sachs Group, 7.200%, 11/1/06 ††	Aa3/AA	$2,900,000
5,000,000	Lehman Brothers Holdings, 5.380%, 11/22/06 †	A-1/A+	5,000,230
See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
October 31, 2006 (Continued)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

2,750,000	Lehman Brothers Holdings, 5.385%, 07/19/07 †	A1/A+	2,751,829
1,615,000	Merrill Lynch & Co., Inc., 5.505%, 01/26/07 †	Aa3/AA-	1,615,461
1,500,000	Merrill Lynch & Co., Inc., 5.570%, 02/9/07 †	Aa3/AA-	1,500,000
5,450,000	Merrill Lynch & Co., Inc., 5.480%, 04/26/07 †,*	Aa3/AA	5,452,763
5,000,000	Merrill Lynch & Co., Inc., 5.285%, 05/14/07 †	Aa3/AA-	5,000,000
7,000,000	Merrill Lynch & Co., Inc., 5.570%, 06/11/07 †	Aa3/AA-	7,003,429
5,850,000	Merrill Lynch & Co., Inc., 5.499%, 10/19/07 †	Aa3/AA-	5,858,855
3,000,000	Morgan Stanley, 5.390%, 01/26/07 †	Aa3/A+	3,000,742
1,800,000	Morgan Stanley, 5.342%, 06/1/07 †	Aa3/A+	1,800,535
4,000,000	Morgan Stanley, 5.505%, 07/27/07 †	Aa3/A+	4,003,655
8,000,000	Morgan Stanley, 5.342%, 08/31/07 †	Aa3/A+	8,000,000
4,000,000	Morgan Stanley, 5.450%, 09/14/07 †	Aa3/A+	4,000,000

			81,147,684

	Electrical Services (0.6%):
5,000,000	Cleveland Electric, 7.130%, 07/1/07 ††	Aaa/AAA	5,054,262

	Finance - Other Services (4.6%):
10,000,000	Cit Group, Inc., 5.605%, 02/15/07 †	A2/A	10,006,199
3,500,000	Cit Group, Inc., 7.375%, 04/2/07	A2/A	3,529,448
8,000,000	Cit Group, Inc., 5.630%, 05/18/07 †	A2/A	8,009,338
7,980,000	Cit Group, Inc., 5.620%, 09/20/07 †	A2/A	7,997,188
3,000,000	Nationwide Building Society, 2.625%, 01/30/07 †,††	Aa3/A+	2,980,862
5,000,000	Nationwide Building Society, 5.350%, 7/6/07 †	Aa3/A+	5,000,000
3,000,000	Nationwide Building Society, 5.424%, 10/26/07 †	Aa3/A+	3,000,000

			40,523,035

	Insurance (4.3%):
14,727,000	AIG Sunamerica Global Financial, 5.100%, 01/17/07 ††	Aa2/AA+	14,733,129
3,000,000	AIG Sunamerica Global Financial, 5.300%, 05/30/07 ††	Aa2/AA+	2,994,247
5,000,000	Allstate Financial Global Funding, 5.460%, 05/25/07 †	Aa2/AA	5,002,353
5,000,000	ASIF Global Financing, 5.398%, 02/23/07 †,††	Aa2/AA+	5,000,126
10,000,000	ASIF Global Financing, 5.330%, 09/21/07 †,††	Aa2/AA+	10,002,492

			37,732,347

	Restaurants (0.2%):
1,490,000	McDonald’s Corp., 5.375%, 4/30/07	A2/A	1,490,502

	Structured Investment Vehicles (1.9%):
5,000,000	Cullinan Finance Corp, 5.280%, 07/25/07 †,††	Aaa/AAA	4,999,649
5,000,000	Cullinan Finance Corp., 5.280%, 11/27/06 †,††	Aaa/AAA	4,999,964
7,000,000	Sigma Finance, Inc., 5.275%, 11/30/06 †,††	Aaa/AAA	6,999,945

			16,999,558

TOTAL CORPORATE BONDS & NOTES (Cost $212,115,613)			212,115,613

MASTER NOTES & PROMISSORY NOTES (9.0%):
$29,000,000	Bank of America Securities, 5.383%, 08/15/16 †	P-1/A-1	$29,000,000
See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
October 31, 2006 (Continued)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

25,000,000	Bear Stearns Co., Inc., 5.413%, 12/31/50 †	P-1/A-1	25,000,000
15,000,000	Goldman Sachs Group, Inc., 5.390%, 03/30/07 †,*	P-1/A-1+	15,000,000
10,000,000	Goldman Sachs Group, Inc., 5.393%, 09/5/07 †,*	P-1/A-1+	10,000,000

TOTAL MASTER NOTES & PROMISSORY NOTES (Cost $79,000,000)			79,000,000

MUNICIPAL SECURITIES (4.4%):
	Taxable Municipal Bonds and Notes (2.9%):
5,930,000	Connecticut State Housing Finance Authority, AMBAC Insured), 5.300%, 11/15/16 †	VMIG1/A-1+	5,930,000
3,100,000	Los Angeles California Water & Power Revenue, Subseries B-4, SPA, 5.270%, 07/1/34 †	VMIG1/A-1+	3,100,000
205,000	Philadelphia Pennsylvania Authority for Industrial Development Special Facilities Revenue, Series B, (AMBAC Insured), SPA, 5.300%, 07/1/10 †	VMIG1/A-1+	205,000
1,150,000	San Bernardino County, Financing Authority Revenue (MBIA Insured), 6.810%, 08/1/07	VMIG1/A-1+	1,159,329
3,625,000	Texas State, Series B, GO, SPA, 5.270%, 12/1/09 †	VMIG1/A-1+	3,625,000
1,300,000	Texas State, GO, SPA, 5.270%, 06/1/21 †	VMIG1/A-1+	1,300,000
2,275,000	Texas State, 5.300%, 12/1/26 †	VMIG1/A-1+	2,275,000
2,000,000	Texas State, Series A-2, GO, 5.270%, 12/1/29 †	VMIG1/A-1+	2,000,000
3,700,000	Texas State, Series A-2, GO, SPA, 5.300%, 12/1/33 †	VMIG1/A-1+	3,700,000
2,400,000	Texas State, Series B, GO, SPA, 5.270%, 12/1/26 †	VMIG1/A-1+	2,400,000

			25,694,329

	Taxable Municipal Commercial Paper (1.5%):
7,485,000	De Kalb County Georgia Development Authority, 5.500%, 11/8/2006.	VMIG1/A-1+	7,485,000
5,900,000	Lower Colorado River Authority, 5.500%, 11/6/06	P-1/A-1	5,900,000

			13,385,000

TOTAL MUNICIPAL SECURITIES (Cost $39,079,329)			39,079,329

OTHER COMMERCIAL PAPER (1.5%):
	Diversified Financial Services (1.5%):
8,000,000	Morgan Stanley Dean Witter, 5.362%, 04/3/07 †	P-1/A-1+	8,000,000
5,000,000	Morgan Stanley Dean Witter, 5.373%, 06/26/07 †	P-1/A-1+	5,000,000

TOTAL OTHER COMMERCIAL PAPER (Cost $13,000,000)			13,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.8%):
	Federal Home Loan Bank (0.3%):
3,000,000	5.555%, 08/15/07	Aaa/AAA	3,000,000
	Federal Home Loan Mortgage Corp. (0.5%):
2,000,000	4.800%, 02/12/07	Aaa/AAA	2,000,000
2,000,000	4.900%, 03/5/07	Aaa/AAA	2,000,000

			4,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,000,000)			$7,000,000

See Notes to Financial Statements.

Williams Capital Liquid Assets fund
Portfolio of Investments
October 31, 2006 (Continued)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

YANKEE CERTIFICATES OF DEPOSIT (9.4%):
2,000,000	Barclays Bank PLC, 5.265%, 01/29/07 †	Aa1/AA	1,999,967
10,000,000	Barclays Bank PLC, 5.345%, 3/21/2007	Aa1/AA	10,000,000
5,000,000	Canadian Imperial Bank Commerce, 5.320%, 11/24/06 †	Aa3/A+	5,000,000
5,000,000	Canadian Imperial Bank Commerce, 5.440%, 06/15/07 †	Aa3/A+	5,002,274
5,800,000	Deutsche Bank, 5.370%, 03/15/07 †	Aa3/AA-	5,795,428
25,000,000	Mitsubishi UFJ, 5.310%, 11/1/06	P-1/A-1,A	25,000,000
12,000,000	Royal Bank of Scotland NY, 5.265%, 11/20/06 †	Aa1/AA	11,999,939
3,000,000	Societe Generale NY, 4.540%, 11/17/2006	Aa2/AA-	2,999,782
5,000,000	Svenska Handelsbanken, 5.280%, 11/21/07 †	P-1/A-1+	5,000,000
10,000,000	UBS AG Stamford, 5.340%, 01/8/07†††	P-1/A-1+	10,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $82,797,390)			82,797,390

REPURCHASE AGREEMENTS (1.2%):
10,800,000	Bank America Tri-Party Repurchase Agreement, 5.280%, 11/1/06 (Proceeds at maturity $10,801,584, Collateralized by $11,351,000 U.S. Government Agency security, 0%, 6/1/07, value $11,016,146)		10,800,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,800,000)			10,800,000

OTHER SHORT-TERM INVESTMENTS (1.1%):
1,324	Bank of New York Cash Sweep		1,324
2,315,000	Morgan Stanley Institutional Prime Liquidity Fund		2,315,000
7,630,000	Reserve Primary Fund		7,630,000

TOTAL OTHER SHORT-TERM INVESTMENTS (Cost $9,946,324)			9,946,324

TOTAL INVESTMENTS (Cost $880,928,450) (a)		99.9%	880,928,450
Other assets in excess of liabilities		0.1%	643,904

NET ASSETS		100.0%	$881,572,354

Percentages indicated are based on net assets of $881,572,354.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

†	Variable rate security. The rate presented is the rate in effect at October 31, 2006.

††	Security exempt from registration under Rule 144A or Section 4 (2) under the Securities Act of 1933, as amended. These securities may be resold, in transactions exempt from registration, normally, to qualified institutional buyers. The Adviser using procedures approved by the Board of Trustees has deemed these securities to be liquid.

†††	The rate presented is the effective yield at purchase.

*	Illiquid security
See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Statement of Assets and Liabilities
October 31, 2006

ASSETS:
Investments, at amortized cost	$880,928,450
Interest and dividends receivable	3,259,606
Receivable for investments sold	4,800,000
Prepaid expenses and other assets	1,326

Total Assets	888,989,382

LIABILITIES:
Dividends payable	2,175,906
Payable for investments purchased	5,000,000
Accrued expenses and other payables:
Investment advisory fees	80,640
Administration fees	16,989
Custody fees	14,178
Fund accounting fees	9,572
Transfer agency fees	8,846
Trustees’ fees and expenses	13,501
Other fees	97,396

Total Liabilities	7,417,028

NET ASSETS	$881,572,354

NET ASSETS consist of:
Paid-in Capital	$881,605,916
Accumulated net investment income	14,195
Accumulated net realized losses on investment transactions	(47,757)

Net Assets:	$881,572,354

Net asset value, offering price and redemption price per share ($881,572,354/881,605,919 shares outstanding; unlimited shares authorized no par value.)	$1.00

See Notes to Financial Statments.

Williams Capital Liquid Assets Fund
Statement of Operations
For The Year Ended October 31, 2006

INVESTMENT INCOME:
Interest	$31,670,555
Dividends	1,062,290

Total Investment Income	32,732,845

EXPENSES:
Investment advisory fees	798,230
Administration fees	158,029
Fund accounting fees	92,448
Professional fees	94,670
Custody fees	95,363
Transfer agency fees	35,754
Trustees’ fees and expenses	46,501
Insurance	74,600
Registration fees	2,120
Other fees	91,494

Total Expenses Before Fee Reductions	1,489,209
Expenses voluntarily reduced by Investment Adviser	(156,929)

Net Expenses	1,332,280

NET INVESTMENT INCOME	31,400,565

NET REALIZED LOSS ON INVESTMENTS:
Realized loss on investments	(29,098)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,371,467

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	October 31,	October 31,
	2006	2005
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$31,400,565	$12,854,931
Net realized gain/loss on investments	(29,098)	(18,659)

Net increase in net assets resulting from operations	31,371,467	12,836,272

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(31,395,608)	(12,845,693)
From net realized gains	—	—

Change in net assets from dividends to shareholders	(31,395,608)	(12,845,693)

CAPITAL TRANSACTIONS(a):
Net proceeds from sale of shares	1,008,618,569	704,918,372
Net proceeds from dividends reinvested	16,016,481	4,576,981
Cost of shares reacquired	(674,570,638)	(589,488,811)

Net increase in net assets from Fund share transactions	350,064,412	120,006,542

Net increase in net assets	350,040,271	119,997,121

NET ASSETS:
Beginning of period	531,532,083	411,534,962

End of period	$881,572,354	$531,532,083

Accumulated net investment income	$14,195	$9,238

(a)	Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.
See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Financial Highlights
For a Shares Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended		Year Ended
	October 31,	October 31,	October 31,		October 31,
	2006	2005	2004		2003(a)
Net asset value, beginning of period	$1.000	$1.000	$1.000		$1.000

INVESTMENT ACTIVITIES:
Net investment income	0.047	0.027	0.011		0.008
Net realized gain on investments	—	0.000 (b)	0.000	(b)	0.000	(b)

Total from Investment Activities	0.047	0.027	0.011		0.008

DISTRIBUTIONS:
From net investment income	(0.047)	(0.027)	(0.011)		(0.008)
From net realized gains on investments	—	—	(0.000	)(b)	(0.000	)(b)

Total dividends	(0.047)	(0.027)	(0.011)		(0.008)

Net asset value, end of period	$1.000	$1.000	$1.000		$1.000

Total Return	4.76%	2.73%	1.09%		0.81	%(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$881,572	$531,532	$411,535		$175,960
Ratio of expenses to average net assets	0.20%	0.20%	0.20%		0.20	%(d)
Ratio of net investment income to average net assets	4.71%	2.75%	1.14%		1.01	%(d)
Ratio of expenses to average net assets*	0.22%	0.24%	0.31%		0.46	%(d)

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	For the period January 15, 2003 (commencement of operations) through October 31, 2003.

(b)	Amount represents less than $0.001 per share.

(c)	Not Annualized.

(d)	Annualized.
See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Notes to Financial Statements
October 31, 2006
1. Organization
     The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Williams Capital Liquid Assets Fund (the “Fund”), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. The Service Shares have not yet commenced operations. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.
2. Significant Accounting Policies
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.
Security Valuation:
     Securities of the Fund are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.
Security Transactions and Investment Income:
     Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Dividends and Distribution to Shareholders:
     Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in

Williams Capital Liquid Assets Fund
Notes to Financial Statements
October 31, 2006 (Continued)
accordance with federal income tax regulations, which may differ from GAAP.
Federal Income Taxes:
     The Fund’s policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.
Restricted and Illiquid Securities:
     The Fund will not invest more than 10% of its net assets in illiquid securities. The Fund may invest in commercial paper issued in reliance on the so-called private placement. exception afforded by Section 4(2) of the Securities Act of 1933 (the “1933 Act”), as amended
(“Section 4(2)paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors that agree that they are purchasing the paper for investment and not for distribution. Section 4(2) paper and other such restricted securities (such as securities also exempt from registration under Rule 144A of the 1933 Act) will not be subject to the Fund’s percentage limitations on illiquid securities when Williams Capital Management, LLC (the “Adviser”) determines that a liquid trading market exists, pursuant to guidelines approved by the Board of Trustees.
Indemnification:
     Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.
New Accounting Pronouncements:
     In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (“FIN 48”), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the mesurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalies. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.
     In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no

Williams Capital Liquid Assets Fund
Notes to Financial Statements
October 31, 2006 (Continued)
material impact on its financial statements.
3. Investment Adviser and Other Related Party Transactions
     The Trust has entered into an investment advisory agreement with the Adviser. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.
     The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20%. For the period ended October 31, 2006, the Adviser waived fees of $156,929.
     Each Trustee of the Fund, who is not considered to be an “interested person” as that term is defined in the 1940 Act (an “Independent Trustee”), is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an ‘‘interested person’’ as defined in the 1940 Act receives no remuneration for his or her services as a Trustee.
     BISYS Fund Services Ohio, Inc. (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., serves as Administrator, Fund Accountant, and Transfer Agent to the Fund. For these services BISYS receives fees computed at an annual rate of the average daily net assets, subject to a minimum annual fee.
     Organization expenses incurred in connection with the organization, initial registration and offering of the Trust were borne by the Adviser.
     ALPS Distributors, Inc., serves as distributor (the “Distributor”) pursuant to the Distribution Agreement dated September 30, 2005. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.
4. Ratings Services
     Moody’s Investor Services’ money market fund ratings are opinions of the investment quality of shares in mutual funds, which principally invest in short-term fixed income obligations. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield. Money market funds rated AAA are judged to be of an investment quality similar to AAA-rated fixed income obligations, that is, they are judged to be of the best quality.
     Standard & Poor’s (“S&P”) money market fund is a safety rating, expressing S&P’s opinion of the ability of a fund to maintain principal value and to limit exposure to loss. S&P’s AAAm rating is the highest assigned to money market mutual funds. The rating is based on S&P’s analysis of a fund’s credit quality, liquidity, management, investment guidelines, strategies, and internal controls. The ‘‘m’’ denotes a money market fund and

Williams Capital Liquid Assets Fund
Notes to Financial Statements
October 31, 2006 (Continued)
distinguishes the money market fund rating from S&P’s traditional debt rating.
5. Income Tax Information
     On October 31, 2006, aggregate cost for federal income tax purposes was $880,928,450.
     The tax character of distributions paid to shareholders during the years ended October 31, 2006 and October 31, 2005 was as follows:

		Long-term
	Ordinary Income	Capital Gains	Total
October 31, 2006	$29,184,027	—	$29,184,027
October 31, 2005	11,619,607	—	11,619,607
As of October 31, 2006, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed Ordinary Income	$3,775,760
Capital Loss Carry Forwards	(47,757)

$3,728,003

Capital loss carry forwards expire as follows:

10/31/2013	$18,659
10/31/2014	29,098

$47,757

      The difference between book basis and tax basis distributable earnings are attributable to timing differences of distribution payments.

Williams Capital Liquid Assets Fund
Quarterly Portfolio Schedule
(Unaudited)
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Williams Capital Management Trust and
Shareholders of
Williams Capital Liquid Assets Fund
We have audited the accompanying statement of assets and liabilities of Williams Capital Liquid Assets Fund, a series of Williams Capital Management Trust, including the schedule of investments, as of October 31, 2006, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2004 and the period from January 15, 2003 to October 31, 2003 have been audited by other auditors, whose report dated December 15, 2004 expressed an unqualified opinion on such financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Williams Capital Liquid Assets Fund as of October 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 15, 2006

Williams Capital Liquid Assets Fund
Trustees and Officers
October 31, 2006

				Number
		Term of		of Funds
		Office and		in Fund
	Position(s)	Length of		Complex
Name, Address,	Held with	Time	Principal Occupation During Past	Overseen	Other Directorships
and Age	Fund	Served	Five Years	by Trustee	Held by Trustee
INDEPENDENT TRUSTEES:
Brian J. Heidtke (67) 585 Sparrowbush Road Wyckoff, New Jersey 07481	Trustee	Term: Indefinite Elected: December 2002	President of The Heidtke Foundation (philanthropy) (1998 to present); Vice President, Finance and Corporate Treasurer, Colgate Palmolive Company (consumer products) (1986 to 2000).	1	None

Desmond G. FitzGerald (63) 25 Carrington Drive Greenwich, CT 06831	Trustee	Term: Indefinite Elected: December 2002	Chairman, North American Properties Group (real estate), (1987 to present).	1	Chairman, U.S. Guaranteed Finance Corp.; Advisory Director, Bank of New York; Director, Hilliard Farber & Co., Inc.; and Director, Holland Series Fund, Inc.

John E. Hull (58) Andrew W. Mellon Foundation 140 East 52nd Street New York, NY 10021	Trustee	Term: Indefinite Elected: December 2002	Financial Vice President, Chief Investment Officer, Andrew W. Mellon Foundation (non-profit foundation) (2002 to present); Deputy Comptroller, Office of State Comptroller State of New York (1973 to 2002).	1	None

Marc P. Weill (49) c/o Williams Capital Management, LLC 845 Third Avenue 6th Floor New York, New York 10022	Trustee	Term: Indefinite Elected: June 2003	Founder, WST Partners LLC (investment management) (2001 to present); Chief Executive Officer, Citigroup Investments, Inc. (financial services) (1992-2000); and Chairman, Travelers Asset Management International Company, LLC, (financial services) (1991-1998).	1	Director, Acartha Group

INTERESTED TRUSTEES:
Christopher J. Williams (49) Williams Capital Management, LLC 845 Third Avenue 6th Floor New York, New York 10022	Trustee, Chairman of the Board of Trustees, and Chairman and Treasurer of the Fund	Term: Indefinite Elected: December 2002	Chairman and Chief Executive Officer of Williams Capital Management, LLC (2002 to present); Chairman and Chief Executive Officer of The Williams Capital Group, L.P. (one of the largest minority-owned investment banks in the U.S.) (1994 to present); and former Senior Vice President, Lehman Brothers, Inc. (from 1984 to 1992).	1	Director, Harrahs Entertainment, Inc.; Director, Wal-Mart Stores, Inc.

Dail St. Claire (46) Williams Capital Management, LLC 845 Third Avenue 6th Floor New York, New York 10022	Trustee, President and Secretary of the Fund	Term: Indefinite Elected: December 2002	Managing Director of Williams Capital Management, LLC (2002 to present); First Vice President of Amalgamated Bank (2000 to 2001); Principal and Portfolio Manager for Utendahl Capital Management, L.P. (1993 to 2000); and Senior Investment Officer for the New York City Comptroller’s Office (1989 to 1993).	1	None

OFFICERS
Shayna J. Malnak (44) Williams Capital Management, LLC	Chief Compliance Officer	Term: Indefinite Elected:	Employee of Williams Capital Management, LLC (2002 to present)	1	None
845 Third Avenue 6th Floor New York, New York 10022		March 2004

Mark E. Tuttle (36) BISYS Fund Services, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110	Assistant Secretary	Term: Indefinite Elected: September 2006	Employee of BISYS Fund Services, Inc. (1/05 to present); Sole Practioner, Mark E. Tuttle Attorney at Law (June 2004 — January 2005); Employee of John Hancock Financial Services, Inc. (2000-2004).	1	None

Alaina V. Metz (40) BISYS Fund Services, Inc. 3435 Stelzer Road	Assistant Secretary	Term: Indefinite Elected:	Employee of BISYS Fund Services, Inc. (6/95 to present).	1	None
Columbus, OH 43219- 3035		December 2004

INVESTMENT ADVISER
Williams Capital Management, LLC
845 Third Avenue, 6th floor
New York, NY 10022
FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT
AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Rd.
Columbus, OH 43219
CUSTODIAN
The Bank of New York
2 Hanson Place, 7th Floor
New York, NY 11217
DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202
TRUST LEGAL COUNSEL
Sidley Austin Brown & Wood LLP
787 Seventh Avenue
New York, NY 10019
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market St., Suite 2400
Philadelphia, PA 19103

Item 2. Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3. Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert Brian J. Heidtke, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	$23,600	$22,500
Audit-Related Fees	$0	$0
Tax Fees	$2,600	$2,500
All Other Fees	$0	$0
          The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:
          Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:
1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;
or
2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.
De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.
Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.
- Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).
     (2) One hundred percent of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
     (f)
     Not applicable

     (g)
2005 = $ 0
2006 = $ 0
     (h)
     Not applicable
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable. Refer to item 1 of this report.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Williams Capital Management Trust

By (Signature and Title)*	/s/ Dail St. Claire

Dail St. Claire, President
Date January 9, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher J. Williams

Christopher J. Williams, Treasurer
Date January 9, 2007

By (Signature and Title)*	/s/ Dail St. Claire

Dail St. Claire, President
Date January 9, 2007